Nature of Expenses (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Nature of Expenses [Line Items]
Research and development expenses	$ 10,350	$ 10,552	$ 6,376
General and administrative expenses	26,928	$ 22,801	23,010
ExoDx Deal-Related Expenses	$ 1,700
Bottom of Range [Member]
Nature of Expenses [Line Items]
Percentage of research and development expenses	2.00%
Percentage of general and administrative expenses		1.00%
Top of range [member]
Nature of Expenses [Line Items]
Percentage of research and development expenses		66.00%
Selling expense	$ 1,600	$ 4,100
Percentage of selling and marketing expenses	4.00%	11.00%
Percentage of general and administrative expenses	18.00%
Research and Development Expenses [Member]
Nature of Expenses [Line Items]
Research and development expenses	$ 10,350	$ 10,552	6,376
Research and Development Expenses [Member] | Bottom of Range [Member]
Nature of Expenses [Line Items]
Research and development expenses	200
Research and Development Expenses [Member] | Top of range [member]
Nature of Expenses [Line Items]
Research and development expenses		4,200
General and Administrative Expenses [Member]
Nature of Expenses [Line Items]
General and administrative expenses	26,928	22,801	$ 23,010
General and Administrative Expenses [Member] | Bottom of Range [Member]
Nature of Expenses [Line Items]
General and administrative expenses		$ 200
General and Administrative Expenses [Member] | Top of range [member]
Nature of Expenses [Line Items]
General and administrative expenses	$ 4,100